Schedule of Investments (unaudited)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$10	$9,778
WPP Finance 2010, 3.75%, 09/19/24	10	9,741
		19,519
Aerospace & Defense — 2.9%
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)	8,779	8,698,233

Airlines — 3.8%
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	5	5,125
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)	8,827	8,485,042
United Airlines Holdings Inc., 5.00%, 02/01/24(a)	2,827	2,803,479
		11,293,646
Auto Manufacturers — 3.0%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	1,534	1,488,149
3.81%, 01/09/24 (Call 11/09/23)	1,550	1,530,641
4.06%, 11/01/24 (Call 10/01/24)(a)	3,025	2,932,617
5.58%, 03/18/24 (Call 02/18/24)	3,005	2,986,008
General Motors Financial Co. Inc.
1.20%, 10/15/24	10	9,482
3.50%, 11/07/24 (Call 09/07/24)	10	9,714
		8,956,611
Banks — 4.3%
Barclays PLC, 4.38%, 09/11/24	15	14,666
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	10	9,554
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 08/31/23)(b)	4,056	4,036,977
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	9,200	8,979,108
		13,040,305
Beverages — 0.0%
Constellation Brands Inc., 4.75%, 11/15/24	5	4,949

Chemicals — 2.0%
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	3,124	3,043,713
Nutrien Ltd., 5.90%, 11/07/24	5	5,012
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 08/19/23)(a)(b)	2,862	2,860,283
		5,909,008
Commercial Services — 3.4%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)	10	9,573
Grand Canyon University, 4.13%, 10/01/24(a)	4,811	4,567,900
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)(b)	5,826	5,766,750
		10,344,223
Computers — 0.0%
Hewlett Packard Enterprise Co., 5.90%, 10/01/24	20	20,023
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	5	4,848
		24,871
Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 8.50%, 11/15/24 (Call 11/15/23)(b)	448	25,169

Diversified Financial Services — 11.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	35	33,074
Series 3NC1, 1.75%, 10/29/24 (Call 08/31/23)	10	9,463
Air Lease Corp., 4.25%, 09/15/24 (Call 06/15/24)	5	4,905
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Ally Financial Inc., 5.13%, 09/30/24	$10	$9,828
Capital One Financial Corp., 3.30%, 10/30/24 (Call 09/30/24)	20	19,315
CNG Holdings Inc., 12.50%, 06/15/24 (Call 08/31/23)(a)(b)	2,135	1,808,153
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/23), (7.25% PIK)(b)(c)	9,422	8,880,084
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/23)(a)(b)	5,510	5,371,423
Navient Corp.
5.88%, 10/25/24(a)	3,322	3,291,172
6.13%, 03/25/24(a)	5,661	5,624,770
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	8,885	8,858,612
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	5	4,873
		33,915,672
Electric — 2.2%
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)	5	4,816
DTE Energy Co.
4.22%, 11/01/24(d)	15	14,734
Series C, 2.53%, 10/01/24(d)	10	9,626
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	10	9,623
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	5	4,847
NextEra Energy Capital Holdings Inc., 4.26%, 09/01/24	20	19,700
NextEra Energy Operating Partners LP, 4.25%, 07/15/24 (Call 04/15/24)(b)	6,810	6,682,585
		6,745,931
Electronics — 1.3%
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	5	4,865
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	5	4,925
Sensata Technologies BV, 5.63%, 11/01/24(b)	3,968	3,945,383
		3,955,173
Engineering & Construction — 1.2%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	3,838	3,737,214

Entertainment — 4.9%
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 08/31/23)(a)(b)	5,552	5,475,771
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 08/16/23)(a)(b)	1,500	1,485,765
Universal Entertainment Corp., 8.75%, 12/11/24 (Call 12/11/23)(a)(b)(d)	7,583	7,641,389
		14,602,925
Environmental Control — 2.0%
Stericycle Inc., 5.38%, 07/15/24 (Call 08/16/23)(a)(b)	5,957	5,889,805

Gas — 0.0%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	5	4,794

Health Care - Products — 0.0%
Revvity Inc., 0.85%, 09/15/24 (Call 08/11/23)	10	9,460
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24 (Call 08/11/23)	10	9,474
		18,934
Health Care - Services — 0.0%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	10	9,758
Elevance Health Inc., 3.35%, 12/01/24 (Call 10/01/24)	10	9,702
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	5	4,892

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	$5	$4,777
3.25%, 09/01/24 (Call 07/01/24)	5	4,862
		33,991
Holding Companies - Diversified — 4.2%
Blackstone Private Credit Fund, 1.75%, 09/15/24	5	4,726
FS KKR Capital Corp., 1.65%, 10/12/24	5	4,690
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 09/15/24 (Call 06/15/24)	9,187	8,886,493
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	5	4,852
Stena AB, 7.00%, 02/01/24(a)(b)	3,845	3,840,617
		12,741,378
Home Builders — 2.5%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	5	4,822
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	3,342	3,333,812
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(a)	4,337	4,322,341
		7,660,975
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	5	4,862

Insurance — 0.0%
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	5	4,906

Internet — 3.0%
Rakuten Group Inc., 10.25%, 11/30/24 (Call 11/28/23)(a)(b)	8,900	8,895,372

Iron & Steel — 0.9%
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/23)(a)(b)	2,931	2,857,549

Leisure Time — 1.7%
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 12/15/23)(a)(b)	5,453	5,235,480

Lodging — 8.1%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 08/16/23)	10	9,570
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)(a)	9,196	8,922,235
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 08/11/23)(a)(b)	6,910	6,821,206
Travel + Leisure Co., 5.65%, 04/01/24 (Call 02/01/24)(a)	2,962	2,942,954
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 08/11/23)(a)(b)	5,915	5,777,358
		24,473,323
Machinery — 1.0%
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/31/23)(a)(b)	2,968	2,979,783

Manufacturing — 1.3%
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(a)	3,951	3,868,306

Media — 8.6%
AMC Networks Inc., 5.00%, 04/01/24 (Call 08/31/23)(a)	3,908	3,845,785
CSC Holdings LLC, 5.25%, 06/01/24(a)	7,563	7,056,128
DISH DBS Corp., 5.88%, 11/15/24(a)	10,078	9,196,175
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(b)	5,807	5,758,453
		25,856,541
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	5	4,886
	Par
Security	(000)	Value

Office & Business Equipment — 1.0%
Xerox Corp., 3.80%, 05/15/24(a)	$2,947	$2,890,860

Oil & Gas — 3.3%
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 08/31/23)(b)	4,046	3,984,865
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	10	9,767
Puma International Financing SA, 5.13%, 10/06/24 (Call 08/11/23)(b)	5,920	5,882,408
		9,877,040
Oil & Gas Services — 1.3%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	3,936	3,838,978

Packaging & Containers — 2.3%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	2,762	2,706,484
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)(b)	4,218	4,168,480
		6,874,964
Pharmaceuticals — 2.3%
AbbVie Inc., 2.60%, 11/21/24 (Call 10/21/24)	45	43,328
Becton Dickinson and Co., 3.73%, 12/15/24 (Call 09/15/24)	10	9,756
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	6,935	6,720,015
		6,773,099
Pipelines — 3.0%
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	2,950	2,879,318
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	2,936	2,872,582
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24 (Call 06/01/24)	10	9,839
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	15	14,813
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	5	4,843
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	10	9,725
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	3,335	3,148,774
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)	15	14,189
		8,954,083
Real Estate Investment Trusts — 4.0%
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	10	9,613
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	3,430	3,238,572
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	6,465	6,209,568
4.65%, 03/15/24 (Call 09/15/23)	2,751	2,714,549
		12,172,302
Retail — 4.8%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	5	4,853
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	3,499	3,444,171
Dollar General Corp., 4.25%, 09/20/24	10	9,841
Nordstrom Inc., 2.30%, 04/08/24 (Call 08/16/23)(a)	2,471	2,395,288
QVC Inc., 4.85%, 04/01/24	5,806	5,524,815
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/23)(a)(b)	2,954	2,943,425
		14,322,393

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Semiconductors — 0.0%
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	$5	$4,873

Software — 0.0%
Oracle Corp., 2.95%, 11/15/24 (Call 09/15/24)	25	24,235
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	5	4,809
		29,044
Telecommunications — 3.0%
Motorola Solutions Inc., 4.00%, 09/01/24	5	4,896
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	9,046	8,855,129
Verizon Communications Inc., 3.50%, 11/01/24 (Call 08/01/24)	15	14,643
		8,874,668
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	5	4,824

Transportation — 0.0%
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 08/31/23)	20	18,897
Ryder System Inc., 2.50%, 09/01/24 (Call 08/01/24)	5	4,824
		23,721

Total Long-Term Investments — 98.6%
(Cost: $297,736,851)		296,445,183

Short-Term Securities

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(e)(f)(g)	22,217	22,223,859

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(e)(f)	3,340	$3,340,000

Total Short-Term Securities — 8.5%
(Cost: $25,554,478)		25,563,859

Total Investments — 107.1%
(Cost: $323,291,329)		322,009,042

Liabilities in Excess of Other Assets — (7.1)%		(21,430,566)

Net Assets — 100.0%		$300,578,476

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,365,980	$1,840,865	(a)	$—	$7,047	$9,967	$22,223,859	22,217	$329,057	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,860,000	480,000	(a)	—	—	—	3,340,000	3,340	152,934		1
					$7,047	$9,967	$25,563,859		$481,991		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$296,445,183	$—	$296,445,183
Short-Term Securities
Money Market Funds	25,563,859	—	—	25,563,859
	$25,563,859	$296,445,183	$—	$322,009,042

Portfolio Abbreviation

PIK	Payment-in-kind

4